Recent accounting pronouncements and future accounting policy changes	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Recent accounting pronouncements and future accounting policy changes	Recent accounting pronouncements and future accounting policy changes:
The following is an overview of accounting standard changes that the Corporation will be required to adopt in future years. The Corporation expects to adopt these standards as at their effective dates and will continue to evaluate the impact of these standards on the consolidated financial statements.
(a)    Classification of Liabilities as Current or Non-current (Amendments to IAS 1)

On January 23, 2020, the IASB issued amendments to IAS 1 Presentation of Financial Statements, to clarify the classification of liabilities as current or non-current. On July 15, 2020 the IASB issued an amendment to defer the effective date by one year.

For the purposes of non-current classification, the amendments removed the requirement for a right to defer settlement or roll over of a liability for at least twelve months to be unconditional. Instead, such a right must have substance and exist at the end of the reporting period. The amendments also clarify how a company classifies a liability that includes a counterparty conversion option. The amendments state that:

•settlement of a liability includes transferring a company’s own equity instruments to the counterparty, and
•when classifying liabilities as current or non-current a company can ignore only those conversion options that are recognized as equity.

The amendments are effective for annual periods beginning on or after January 1, 2023. Early adoption is permitted. The extent of the impact of adoption of the Amendments to IAS 1 has not yet been determined.

(b)    Property, Plant and Equipment — Proceeds before Intended Use (Amendments to IAS 16)

On May 14, 2020, the IASB issued Property, Plant and Equipment — Proceeds before Intended Use (Amendments to IAS 16).

The amendments provide guidance on the accounting for sale proceeds and the related production costs for items a company produces and sells in the process of making an item of property, plant and equipment ("PPE") available for its intended use. Specifically, proceeds from selling items before the related item of PPE is available for use should be recognized in profit or loss, together with the costs of producing those items.

The amendments are effective annual periods beginning on or after January 1, 2022. Early adoption is permitted. The extent of the impact of adoption of the Amendments to IAS 16 has not yet been determined.
6.     Recent accounting pronouncements and future accounting policy changes (cont'd):

(c)    Onerous Contracts — Cost of Fulfilling a Contract (Amendments to IAS 37)

On May 14, 2020, the IASB issued Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37).

IAS 37 does not specify which costs are included as a cost of fulfilling a contract when determining whether a contract is onerous. The IASB’s amendments address this issue by clarifying that the "costs of fulfilling a contract" comprise both:

•the incremental costs – e.g. direct labour and materials; and
•an allocation of other direct costs – e.g. an allocation of the depreciation charge for an item of PPE used in fulfilling the contract.

The amendments are effective for annual periods beginning on or after January 1, 2022 and apply to contracts existing at the date when the amendments are first applied. Early adoption is permitted. The extent of the impact of adoption of the Amendments to IAS 37 has not yet been determined.